Contingencies	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Contingencies
33.	CONTIN G ENCIES
Legal proceedings
The Group has been and continues to be the subject of legal proceedings and adjudications from time to time, none of which has had, individually or in aggregate, a material adverse impact on the Group. Management believes that the resolution of all current and potential legal matters will not have a material adverse impact on the Group’s financial position or operating results. As of December 31, 2022, the Group estimates that a contingent liability related to the current and potential legal matters, where a cash outflow is possible, amounts to approximately 192 (2021: 84).
The Russian Federation tax and regulatory environment
The taxation system in the Russian Federation continues to evolve and is characterized by frequent changes in legislation, official pronouncements and court decisions, which are sometimes contradictory and subject to varying interpretation by different tax authorities. The management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by a number of authorities, which may impose severe fines, penalties and interest charges.

Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive and substance-based position in their interpretation and enforcement of tax legislation and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. A tax year generally remains open for review by the tax authorities during the three subsequent calendar years. Under certain circumstances reviews may cover longer periods.
As of December 31, 2022, the Group estimates that possible exposure in relation to the above-mentioned risks, as well as other tax risks, that are more than remote, but for which no liability is required to be recognized, amounts to approximately 800 (as of December 31, 2021: 371). This estimation should not be considered as an estimate of the Group’s potential tax liability.